Long-Term Debt - Goldman Term Loan (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 18, 2013 Goldman Term Loan [Member] Secured Debt [Member]	Jul. 30, 2013 Goldman Term Loan [Member] Secured Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 125,000,000	$ 125,000,000
Payments of debt extinguishment costs	$ 25,796,000	$ 0	$ 0	$ 555,000	$ 0	$ 5,200,000